Document and Entity Information	12 Months Ended
Dec. 31, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	3M Company
Trading Symbol	mmm
Entity Central Index Key	0000066740
Document Type	8-K
Document Period End Date	Dec. 31, 2015
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY